PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Sep. 30, 2017
Property And Equipment Tables
PROPERTY AND EQUIPMENT

	September 30, 2017	September 30, 2016
Furniture and Fixtures	$5,826	$6,101
Leasehold Improvement	13,215	13,186
Machinery and Equipment	12,897	16,306
COST	31,938	35,593
Less: Accumulated depreciation/amortization
Furniture and Fixtures	5,133	4,169
Leasehold Improvement	9,408	7,189
Machinery and Equipment	12,520	12,360
	27,061	23,718
NET	$4,877	$11,875